333-46538
                                                                       811-08781

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6


   REGISTRATION UNDER THE SECURITIES ACT OF 1933                        [ ]

       Pre-Effective Amendment No.                                      [ ]

       Post-Effective Amendment No. 3                                   [X]

                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

       Amendment No. 6                                                  [ ]

                        (Check appropriate box or boxes)


BMA Variable Life Account A
(Exact Name of Registrant)

Business Men's Assurance Company of America
(Name of Depositor)

Depositor's Telephone Number, including Area Code 816-753-8000

David A. Gates
Business Men's Assurance Company of America
700 Karnes Blvd.
Kansas City, Missouri 64108
(Name and Address of Agent for Service)

     Copies to:

      Lynn K. Stone
      Blazzard, Grodd & Hasenauer, P.C.
      943 Post Road East
      Westport, CT 06880
      (203) 226-7866

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 2003 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

--------------------------------------------------------------------------------
The Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 2 (File Nos. 333-46538 and 811-08781) filed on February 20, 2003 are incorporated herein by reference. The purpose of this Post-Effective Amendment No. 3 is to delay the effective date of the registration statement.
--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Kansas City, and the State of Missouri on the 14th day of April, 2003.

                                    BMA VARIABLE LIFE ACCOUNT A
                                     (Registrant)




                               By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                                   (Depositor)


                               By: /s/MICHAEL K. DEARDORFF
                                   -------------------------------------------
                                   Michael K. Deardorff
                                   Sr. Vice President, Variable & Fixed Products



                                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                                   (Depositor)



                               By: /s/DAVID A. GATES
                                   -------------------------------------------
                                     David A. Gates
                                     Vice President, General Counsel & Secretary



Attest:



/s/SUSAN A. SWEENEY
-------------------------------
Susan A. Sweeney

Vice President - Treasurer & Controller
----------------------------------------
Title

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                             TITLE                                  DATE
- ---------                                             -----                                -----

Giorgio Balzer*                             Director, Chairman of the Board                 4/14/03
- -------------------------                 and Chief Executive Officer                     -------
Giorgio Balzer                                                                               Date

Thomas Morton Bloch*                        Director                                        4/14/03
- -------------------------                                                                 -------
Thomas Morton Bloch                                                                          Date

Mel G. Carvill*                             Director                                        4/14/03
- -------------------------                                                                 -------
Mel G. Carvill                                                                               Date

William Thomas Grant II *                   Director                                        4/14/03
- -------------------------                                                                 -------
William Thomas Grant II                                                                       Date

Donald Joyce Hall, Jr.*                     Director                                        4/14/03
- -------------------------                                                                 -------
Donald Joyce Hall, Jr.                                                                        Date

Renzo Isler*                                Director                                        4/14/03
- -------------------------                                                                 -------
Renzo Isler                                                                                   Date

Allan Drue Jennings*                        Director                                        4/14/03
- -------------------------                                                                 -------
Allan Drue Jennings                                                                           Date

David Woods Kemper*                         Director                                        4/14/03
- -------------------------                                                                 -------
David Woods Kemper                                                                            Date

John Kessander Lundberg*                    Director                                        4/14/03
- -------------------------                                                                 -------
John Kessander Lundberg                                                                       Date

John Pierre Mascotte*                       Director                                        4/14/03
- -------------------------                                                                 -------
John Pierre Mascotte                                                                          Date

Andrea Rabusin*                             Director                                        4/14/03
- -------------------------                                                                 -------
Andrea Rabusin                                                                                Date

/s/ROBERT T. RAKICH                         Director, President and Chief                   4/14/03
- -------------------------                 Operating Officer                               -------
Robert T. Rakich                                                                              Date

/s/DAVID A. GATES                           Vice President, General Counsel                 4/14/03
- -------------------------                 and Secretary                                   -------
David A. Gates                                                                                Date

/s/DAVID L. HIGLEY                          Senior Vice President & Chief                   4/14/03
- -------------------------                 Financial Officer                               -------
David L. Higley                                                                               Date

/s/SUSAN A. SWEENEY                         Vice President - Treasurer &                    4/14/03
- -------------------------                 Controller                                      -------
Susan A. Sweeney                                                                              Date



*By:/s/ROBERT T. RAKICH
    ---------------------
     Attorney-in-Fact


*By:/s/DAVID A. GATES
    ---------------------
     Attorney-in-Fact



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